Amounts due from related companies (Tables)	12 Months Ended
Mar. 31, 2023
Amounts Due From Related Companies
Schedule of amounts due from related companies

	As of March 31,
Amounts due from:	2023	2022

Dunhua Acer Truncatum Seedling Planting Co. Ltd.	$-	$169,212
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	156,826	77,506
Ai Rui Tai Ke Fertilizer Co. Ltd.	-	53,791
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	-	23,828
	$156,826	$324,337